S000105352 [Member] Investment Strategy - Natixis Loomis Sayles Total Return Bond ETF	Jun. 22, 2026
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Subadviser”)  believes have similar economic characteristics, such as notes, debentures and loans). The Fund may invest up to 25% of its assets in below investment grade fixed-income securities (also known as “junk bonds”). Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) have rated the securities in one of their respective top four rating categories), or, if unrated, are determined by the Subadviser to be of comparable quality. There is no minimum rating for the securities in which the Fund may invest. The Fund may invest in fixed-income securities of any maturity.
In deciding which securities to buy and sell, the Subadviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the Subadviser’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the Subadviser’s expectations concerning the potential return of those investments.
Three themes typically drive the Fund’s investment approach. First, the Subadviser generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, the Fund may invest significantly in securities the prices of which the Subadviser believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. The Subadviser believes that the Fund may generate positive returns by having a portion of the Fund’s assets invested in non-market-related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, the Subadviser analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. The Subadviser generally prefers securities that are protected against calls (early redemption by the issuer). While the Subadviser’s investment process is fundamentally driven, it may utilize proprietary quantitative tools to help with risk management and assessing economic and credit environments.
In connection with its principal investment strategies, the Fund may invest up to 35% of its assets in U.S. dollar-denominated foreign securities, including emerging markets securities. The Fund may also invest without limit in U.S. dollar-denominated obligations of supranational entities (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Subadviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg. The Fund may also invest in corporate securities, U.S. government securities, commercial paper, zero-coupon securities, collateralized loan obligations, bank loans, mortgage-backed securities, including mortgage dollar rolls, stripped mortgage-backed securities and collateralized mortgage obligations and other asset-backed securities, when-issued securities, convertible securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private credit investments, and structured notes. The Fund may also invest in futures, forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and over-the-counter (“OTC”) options) and swaps (such as interest rate swaps, total return swaps and index swaps) for hedging and investment purposes. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.